CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Statements of cash flows
Cash flows used in operating activities	$ (37,666)	(228,017)	94,923	(109,664)	$ (671)	(4,061)	(2,566)	(2,348)
Cash flows used in investing activities	(114,094)	(690,689)	80,307	(550,482)	651	3,941	(5,034)	(209,590)
Cash flows provided by financing activities	143,114	866,368	(17,714)	19,689
Net (decrease) increase in cash and cash equivalents	(8,646)	(52,338)	157,516	(640,457)	(20)	(120)	(7,600)	(211,938)
Cash and cash equivalents, beginning of year	52,680	318,909	161,393	801,850	126	762	8,362	220,300
Cash and cash equivalents, end of year	$ 44,034	266,571	318,909	161,393	$ 106	642	762	8,362